Equity (Details) - Schedule of Share Capital - shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Number of shares
Ordinary shares, authorized	75,000,000	75,000,000	75,000,000
Ordinary shares, issued and outstanding	3,586,104	706,683	282,782